Discontinued Operations - Schedule of Assets and Liabilities of Discontinued Operations (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets of Discontinued Operations
Cash included in current assets of discontinued operations	$ 10,000	$ 10,000
Current assets of discontinued operations	12,261	12,770
Long Term Assets of Discontinued Operations
Non-current assets of discontinued operations	20,711	30,691
Current Liabilities of Discontinued Operations
Current Liabilities of Discontinued Operations	5,218	11,901
Long Term Liabilities of Discontinued Operations
Long Term Liabilities of Discontinued Operations	472	559
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff | Enterprise Apps Business
Current Assets of Discontinued Operations
Cash included in current assets of discontinued operations	10,000	10,000
Accounts receivable	1,338	1,764
Notes and other receivables	273	106
Inventory	0	11
Prepaid expenses and other current assets	650	889
Current assets of discontinued operations	12,261	12,770
Long Term Assets of Discontinued Operations
Property and equipment, net	202	231
Operating Lease Right-of-Use Asset, net	681	723
Software development costs, net	487	648
Intangible assets, net	19,289	23,468
Goodwill	0	5,545
Other Assets	52	76
Non-current assets of discontinued operations	20,711	30,691
Current Liabilities of Discontinued Operations
Accounts payable	1,054	661
Accrued liabilities	1,736	7,882
Operating lease obligation, current	266	213
Deferred revenue	2,162	3,145
Current Liabilities of Discontinued Operations	5,218	11,901
Long Term Liabilities of Discontinued Operations
Operating lease obligation, noncurrent	444	531
Other Liabilities, noncurrent	28	28
Long Term Liabilities of Discontinued Operations	$ 472	$ 559